Summary Prospectus
July 29, 2020

AIG U.S. Government Securities Fund
CLASS A: SGTAX   |   CLASS C: NASBX
This Summary Prospectus contains information you should know before investing, including information about risks. Please read it before you invest and keep it for future reference.
The Fund’s Statutory Prospectus and Statement of Additional Information, each dated July 29, 2020, as amended and supplemented from time to time, and the most recent shareholder reports are incorporated into and made part of this Summary Prospectus by reference.
Before you invest, you may want to review the Fund’s Statutory Prospectus, which contains more information about the Fund and its risks. You can find the Statutory Prospectus and the above incorporated information online at http://aigfunds.onlineprospectus.net/AIGFunds/FundDocuments/index.html. You can also get this information at no cost by calling 1-800-858-8850, by sending an email request to mutualfundinquiry@aig.com or by writing to the Trust at AIG Fund Services, Inc., Mutual Fund Operations, Harborside 5, 185 Hudson Street, Suite 3300, Jersey City, NJ 07311.
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or your financial intermediary. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. At any time, you may elect to receive reports and other communications from the Fund electronically by calling 1-800-858-8850 or contacting your financial intermediary directly.
You may elect to receive all future reports in paper free of charge. If your account is held directly at the Fund, you can inform the Fund that you wish to receive paper copies of reports by calling 1-800-858-8850. If your account is held through a financial intermediary, please contact the financial intermediary to make this election. Your election to receive paper will apply to all AIG Funds in which you are invested and may apply to all funds held with your financial intermediary.
The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this Summary Prospectus. Any representation to the contrary is a criminal offense.

INVESTMENT GOAL

The investment goal of the AIG U.S. Government Securities Fund (the “U.S. Government Securities Fund” or the “Fund”) is high current income consistent with relative safety of capital.
FEES AND EXPENSES OF THE FUND

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $100,000 in the AIG fund complex. More information about these and other discounts is available from your financial professional and in the “Shareholder Account Information — Sales Charge Reductions and Waivers” section on page 21 of the Fund’s Prospectus, in the “Financial Intermediary — Specific Sales Charge Waiver

SunAmerica Income Funds

AIG U.S. Government Securities Fund
Policies” section on page A-1 of the Fund’s Prospectus and in the “Additional Information Regarding Purchase of Shares” section on page 89 of the Fund’s statement of additional information.
	Class A	Class C
Shareholder Fees (fees paid directly from your investment)
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	4.75%	None
Maximum Deferred Sales Charge (Load) (as a percentage of the lesser of the amount redeemed or original purchase cost)(1)	None	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends	None	None
Redemption Fee	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.65%	0.65%
Distribution and/or Service (12b-1) Fees	0.35%	1.00%
Other Expenses	0.39%	0.66%
Total Annual Fund Operating Expenses Before Fee Waivers and/or Expense Reimbursements	1.39%	2.31%
Fee Waivers and/or Expense Reimbursements(2),(3)	-0.40%	-0.67%
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements(2),(3)	0.99%	1.64%

(1)	Purchases of Class A shares of $1 million or more will be subject to a contingent deferred sales charge (“CDSC”) on redemptions made within one year of purchase. The CDSC on Class C shares applies only if shares are redeemed within one year of purchase. See page 20 of the Prospectus for more information about the CDSCs.
(2)	Pursuant to an Expense Limitation Agreement, SunAmerica Asset Management, LLC (“SunAmerica”) is contractually obligated to waive its fees and/or reimburse expenses to the extent that the Total Annual Fund Operating Expenses exceed 0.99% and 1.64% for Class A and Class C shares, respectively. For purposes of the Expense Limitation Agreement, “Total Annual Fund Operating Expenses” shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Fund’s business. This agreement will continue in effect indefinitely, unless terminated by the Board of Trustees (the “Board”) of SunAmerica Income Funds (the “Trust”), including a majority of the trustees of the Board who are not “interested persons” of the Trust as defined in the Investment Company Act of 1940, as amended.
(3)	Any contractual waivers and/or reimbursements made by SunAmerica with respect to the Fund are subject to recoupment from the Fund within two years after the occurrence of the waiver and/or reimbursement, provided that such payments to SunAmerica shall not be made if they would cause the annual fund operating expenses of a class of the Fund to exceed the lesser of (a) the current expense limitation in effect at the time the waiver and/or reimbursement occurred, or (b) the current expense limitation in effect, if any.
EXAMPLE:

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same and that any fee waivers and/or reimbursements remain in place through the term of the applicable waiver and/or expense reimbursement. Although your actual costs may be higher or lower, based on these assumptions and the net expenses shown in the fee table, your costs would be:

SunAmerica Income Funds

AIG U.S. Government Securities Fund
	1 Year	3 Years	5 Years	10 Years
AIG U.S. Government Securities Fund
Class A Shares	$571	$775	$996	$1,630
Class C Shares	267	517	892	1,944
You would pay the following expenses if you did not redeem your shares:
	1 Year	3 Years	5 Years	10 Years
AIG U.S. Government Securities Fund
Class A Shares	$571	$775	$996	$1,630
Class C Shares	167	517	892	1,944
PORTFOLIO TURNOVER:

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 40% of the average value of its portfolio.
PRINCIPAL INVESTMENT STRATEGIES AND TECHNIQUES OF THE FUND

The Fund’s principal investment strategy is fixed income investing. The strategy of “fixed income investing” in which the Fund engages includes utilizing economic research and analysis of current economic conditions, potential fluctuations in interest rates, and, where relevant, the strength of the underlying issuer.
The principal investment technique of the Fund is active trading of U.S. government securities without regard to the maturities of such securities. Under normal market conditions, at least 80% of the Fund’s net assets, plus any borrowings for investment purposes, will be invested in such securities.
U.S. government securities, including bills, notes, bonds and other debt securities, are issued by the U.S. Treasury or agencies and instrumentalities of the U.S. government. Certain government securities are direct obligations of the U.S. Treasury (such as Treasury Bills) and, as such, are backed by the “full faith and credit” of the U.S. government. Other types of government securities are issued by agencies or instrumentalities of the U.S. government. These types of securities may or may not be backed by the “full faith and credit” of the U.S. government. When a U.S. government security is an obligation of an agency or instrumentality and not backed by the U.S. government, the holder of such security must look principally to the agency or instrumentality issuing or guaranteeing the security for all obligations due, including repayment of principal, and not the U.S. government.
The principal investment strategy and principal investment technique of the Fund may be changed without shareholder approval. You will receive at least sixty (60) days’ notice of any change to the 80% investment policy set forth above.
PRINCIPAL RISKS OF INVESTING IN THE FUND

As with any mutual fund, there can be no assurance that the Fund’s investment objective will be met or that the net return on an investment in the Fund will exceed what could have been obtained through other investment or savings vehicles. Shares of the Fund are not bank deposits and are not guaranteed or insured by any bank, government entity or the Federal Deposit Insurance Corporation. If the value of the assets of the Fund goes down, you could lose money.
The following is a summary description of the principal risks of investing in the Fund:
Active Trading Risk. As part of the Fund’s principal investment technique(s), the Fund may engage in active trading of its portfolio securities. Because the Fund may sell a security without regard to how long it has held the security,

SunAmerica Income Funds

AIG U.S. Government Securities Fund
active trading may have tax consequences for certain shareholders, involving a possible increase in short-term capital gains or losses. Active trading may result in high portfolio turnover and correspondingly greater brokerage commissions and other transaction costs, which will be borne directly by the Fund and which will affect the Fund’s performance. During periods of increased market volatility, active trading may be more pronounced.
Bond Market Volatility Risk. The bond markets could go up or down (sometimes dramatically). The value of a security may fall due to general market conditions, such as adverse political, economic, or regulatory conditions, inflation, changes in interest rates, lack of liquidity in the bond markets or adverse investor sentiment. Local, regional or global events such as war, terrorism, natural disasters, the spread of infectious illness or other public health issue, recessions, or other events could have a negative impact on the Fund and the value of the securities in the Fund’s portfolio.
Interest Rate Fluctuations Risk. Interest rates and bond prices typically move inversely to each other. Thus, as interest rates rise, bond prices typically fall and as interest rates fall, bond prices typically rise. Longer-term and lower coupon bonds tend to be more sensitive to changes in interest rates.
In addition, the market tends to discount prices of securities issued by the Government National Mortgage Association (“GNMA”) for prepayment risk when interest rates decline. As a result, the prices of GNMA securities typically do not rise as much as the prices of comparable bonds during periods of falling interest rates. The Fund may be subject to a greater risk of rising interest rates due to the current period of historically low rates and the effects of potential government fiscal policy initiatives and resulting market reaction to those initiatives.
Prepayment Risk. The Fund may invest significantly in mortgage-backed securities, which entails the risk that the underlying principal may be “prepaid” at any time. As a general rule, prepayments for fixed rate bonds increase during a period of falling interest rates and decrease during a period of rising interest rates. As a result of prepayments, the Fund may lose potential price appreciation and may be required to reinvest its assets in securities with lower interest rates. In periods of increasing interest rates, prepayments generally may decline, with the effect that the securities subject to prepayment risk held by the Fund may exhibit price characteristics of longer-term debt securities, and therefore may be more sensitive to changes in interest rates. Generally, long-term bonds are more interest-rate sensitive.
Redemption Risk. The Fund may experience heavy redemptions that could cause the Fund to liquidate its assets at inopportune times or at a loss or depressed value, which could cause the Fund’s net asset value per share to decline.
Securities Selection Risk. A strategy used by the Fund, or securities selected by its portfolio manager(s), may fail to produce the intended return.
U.S. Government Securities Risk. Securities issued or guaranteed by federal agencies or authorities and U.S. government-sponsored instrumentalities or enterprises may or may not be backed by the full faith and credit of the U.S. government. For example, securities issued by the Federal Home Loan Mortgage Corporation, the Federal National Mortgage Association and the Federal Home Loan Bank are neither insured nor guaranteed by the U.S. government. These securities may be supported only by the credit of the issuing agency, authority, instrumentality or enterprise or by the ability to borrow from the U.S. Treasury and, as a result, are subject to greater credit risk than securities issued or guaranteed by the U.S. Treasury.
PERFORMANCE INFORMATION

The following bar chart illustrates the risks of investing in the Fund by showing changes in the Fund’s performance from calendar year to calendar year, and the table compares the Fund’s average annual returns, before and after taxes, to those of the ICE BofA U.S. Treasury Master Index, a broad measure of market performance.
Sales charges are not reflected in the bar chart. If these amounts were reflected, returns would be less than those shown. However, the table includes all applicable fees and sales charges. Past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated information on the Fund’s performance can be obtained by visiting www.aig.com/funds or can be obtained by phone at 800-858-8850, ext. 6003.

SunAmerica Income Funds

AIG U.S. Government Securities Fund
AIG U.S. GOVERNMENT SECURITIES FUND (CLASS A)
During the period shown in the bar chart, the highest return for a quarter was 6.54% (quarter ended September 30, 2011) and the lowest return for a quarter was -4.35% (quarter ended December 31, 2016). The year-to-date calendar return as of June 30, 2020 was 7.20%.

	Average Annual Total Returns (as of the periods ended December 31, 2019)
	Past One Year	Past Five Years	Past Ten Years
Class A	–0.14%	–0.20%	1.35%
Return After Taxes on Distributions (Class A)	–0.82%	–0.92%	0.51%
Return After Taxes on Distributions and Sale of Fund Shares (Class A)	–0.09%	–0.47%	0.69%
Class C	3.21%	0.14%	1.18%
ICE BofA U.S. Treasury Master Index	6.99%	2.41%	3.21%
The after-tax returns shown were calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. An investor’s actual after-tax returns depend on the investor’s tax situation and may differ from those shown in the above table. The after-tax returns shown are not relevant to investors who hold their shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.
After-tax returns are shown only for Class A. After-tax returns for other classes will vary.
INVESTMENT ADVISER

The Fund’s investment adviser is SunAmerica.
PORTFOLIO MANAGERS

Name	Portfolio Manager of the Fund Since	Title
Timothy Campion	2014	Senior Vice President and Lead Portfolio Manager at SunAmerica
Elizabeth Mauro	2018	Portfolio Manager at SunAmerica
PURCHASES AND SALES OF FUND SHARES

A Fund’s initial investment minimums generally are as follows:

SunAmerica Income Funds

AIG U.S. Government Securities Fund
CLASS A AND CLASS C SHARES
Minimum Initial Investment	• non-retirement account: $500 • retirement account: $250 • dollar cost averaging: $500 to open; you must invest at least $25 a month.
Minimum Subsequent Investment	• non-retirement account: $100 • retirement account: $25
You may purchase or sell shares of a Fund each day the New York Stock Exchange is open. You should contact your broker, financial adviser or financial institution, or, if you hold your shares through the Fund, you should contact the Fund by phone at 1-800-858-8850, by regular mail (AIG Funds, P.O. Box 219186, Kansas City, MO 64121-9186), by express, certified and registered mail (AIG Funds, 430 West 7th Street, Suite 219186, Kansas City, MO 64105-1407), or via the Internet at www.aig.com/funds.
TAX INFORMATION

Fund dividends and distributions are subject to federal income taxes and will be taxed as ordinary income or capital gains, unless you are a tax-exempt investor or are investing through a retirement plan, in which case you may be subject to federal income tax upon withdrawal from such tax-deferred arrangements.
PAYMENTS TO BROKER-DEALERS AND OTHER FINANCIAL INTERMEDIARIES

If you purchase shares of a Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend a Fund over another investment. Ask your salesperson or visit your financial intermediary’s website for more information.
USGSP-7/20

SunAmerica Income Funds

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